Net investment income	12 Months Ended
Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Net investment income	Net investment income
Accounting for net investment income
Dividends are recognised when the right to receive the dividend has been established. Other accounting policies relating to net investment income are set out in Note 13 and Note 15.

	2021	2020	2019
	£m	£m	£m
Net gains/(losses) from financial instruments mandatorily at fair value	73	(50)	510
Net gains from disposal of debt instruments at fair value through other comprehensive income	305	295	502
Net gains/(losses) from disposal of financial assets and liabilities measured at amortised cost[a]	114	(61)	257
Dividend income	20	37	76
Net (losses)/gains on other investments[b]	(201)	(208)	(214)
Net investment income	311	13	1,131
Notes
a    Included within the 2021 balance are gains of £83m relating to the sale of loans and advances at amortised cost. Included within the 2020 balance are losses of £115m relating to partial redemption of contingent capital notes.
b    Barclays has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon is presented as interest expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income. The comparative of £25m in 2019 has not been restated.